Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31, 2024	December 31, 2023

Office and electronic equipment	$289,764	$323,282
Vehicle	484,491	752,490
Furniture and leasehold improvement	-	31,247
Office building	8,176,766	8,316,572
Construction in process	-	781,185
Office building improvement	845,694	-
Less: accumulated depreciation	(1,148,783)	(1,033,670)
Total	$8,647,932	$9,171,106